Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Federal						$ 958,000	$ 8,000	$ 7,192,000
State						(130,000)	507,000	1,428,000
Deferred
Federal						(1,942,000)	3,805,000	1,690,000
State						1,000	2,040,000	(668,000)
Provision for (benefit from) income taxes			$ (6,660,000)	$ 52,000		(683,000)	$ 6,628,000	$ 9,810,000
GRAF INDUSTRIAL CORP.
Current
Federal					$ 214,655	1,079,282
Deferred
Federal					37,594	129,196
Valuation allowance					(37,594)	(129,196)
Provision for (benefit from) income taxes	$ (4,821)	$ (319,342)	$ (156,571)	$ (611,714)	$ 214,655	$ 1,079,282